UNREALIZED LOSSES ON SECURITIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)
Schedule of Investment Securities [Line Items]
Net accretion	$ 124	$ 229	$ 549
LESS: Income tax effect	$ 64	$ 118	$ 282
Number of positions that are impaired	51